SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property, plant and equipment

Years
Furniture, test or manufacturing equipment	5
Computers and software	2 - 3
Buildings	20
Automobiles	5
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets

Schedule of components of accumulated other comprehensive income reported in the consolidated balance sheets

	December 31,
	2012	2011
	(in thousands)
Foreign currency translation, net of tax	$79,621	$82,893

Accumulated other comprehensive income	$79,621	$82,893

Summary of the total potential ordinary shares that were excluded from the diluted per share calculation

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Anti-dilutive stock options and awards/units outstanding(2)	2,002	—	2,634

Total(1)	2,002	—	2,634

Schedule of calculation of dilutive shares used in calculation of diluted earnings per share

	Years ended December 31,
	2012	2011	2010
	(in thousands)
Shares used in computation of basic earnings per share(2)	48,513	51,491	45,686
Total dilutive effect of outstanding stock awards(1)	—	150	—

Shares used in computation of diluted earnings per share(2)	48,513	51,641	45,686

(1)
Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

(2)
Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The shares used in computation of basic earnings per share and diluted earnings per share for 2012, 2011 and 2010 have been adjusted retroactively to reflect the one for three reverse share split.